Financial instruments - Summary of gains and losses on the borrowings and related derivatives designated as fair value hedges (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Detailed Information About Hedged Items
Borrowings	£ (7,267)	£ (6,544)
US dollars
Disclosure Of Detailed Information About Hedged Items
Borrowings	(3,507)	(2,713)
Euro
Disclosure Of Detailed Information About Hedged Items
Borrowings	(3,680)	(3,757)
Fair value hedges
Disclosure Of Detailed Information About Hedged Items
Accumulated fair value hedge adjustment on hedged item at start of year	134	104	£ 211
Fair value movement gain/(loss)	(68)	26	(83)
Redemption/close-out			(16)
Exchange gain/(loss)	(10)	4	(8)
Accumulated fair value hedge adjustment on hedged item at end of year	56	134	104
Borrowings	(1,519)	(2,008)	(2,471)
Accumulated fair value adjustment on hedging instrument at start of year	(140)	(108)	(213)
Fair value movement gain/(loss)	70	(28)	81
Redemption/close-out			16
Exchange gain/(loss)	10	(4)	8
Accumulated fair value adjustment on hedging instrument at end of year	(60)	(140)	(108)
Hedging instrument, liabilities	(60)	(140)	(108)
Accumulated fair value adjustment on hedged item and hedging instrument at start of year	(6)	(4)	(2)
Gain (loss) on change in fair value of hedged item and hedging instrument	2	(2)	(2)
Accumulated fair value adjustment on hedged item and hedging instrument at end of year	(4)	(6)	(4)
Borrowings net of related hedging instruments	(1,579)	(2,148)	(2,579)
Fair value hedges | US dollars
Disclosure Of Detailed Information About Hedged Items
Accumulated fair value hedge adjustment on hedged item at start of year	114	97	141
Fair value movement gain/(loss)	(39)	14	(22)
Redemption/close-out			(16)
Exchange gain/(loss)	(8)	3	(6)
Accumulated fair value hedge adjustment on hedged item at end of year	67	114	97
Borrowings	(855)	(875)	(871)
Accumulated fair value adjustment on hedging instrument at start of year	(119)	(100)	(143)
Fair value movement gain/(loss)	41	(16)	21
Redemption/close-out			16
Exchange gain/(loss)	8	(3)	6
Accumulated fair value adjustment on hedging instrument at end of year	(70)	(119)	(100)
Hedging instrument, liabilities	(70)	(119)	(100)
Accumulated fair value adjustment on hedged item and hedging instrument at start of year	(5)	(3)	(2)
Gain (loss) on change in fair value of hedged item and hedging instrument	2	(2)	(1)
Accumulated fair value adjustment on hedged item and hedging instrument at end of year	(3)	(5)	(3)
Borrowings net of related hedging instruments	(925)	(994)	(971)
Fair value hedges | Euro
Disclosure Of Detailed Information About Hedged Items
Accumulated fair value hedge adjustment on hedged item at start of year	20	7	70
Fair value movement gain/(loss)	(29)	12	(61)
Exchange gain/(loss)	(2)	1	(2)
Accumulated fair value hedge adjustment on hedged item at end of year	(11)	20	7
Borrowings	(664)	(1,133)	(1,600)
Accumulated fair value adjustment on hedging instrument at start of year	(21)	(8)	(70)
Fair value movement gain/(loss)	29	(12)	60
Exchange gain/(loss)	2	(1)	2
Accumulated fair value adjustment on hedging instrument at end of year	10	(21)	(8)
Hedging instrument, assets	10
Hedging instrument, liabilities		(21)	(8)
Accumulated fair value adjustment on hedged item and hedging instrument at start of year	(1)	(1)
Gain (loss) on change in fair value of hedged item and hedging instrument			(1)
Accumulated fair value adjustment on hedged item and hedging instrument at end of year	(1)	(1)	(1)
Borrowings net of related hedging instruments	£ (654)	£ (1,154)	£ (1,608)